Rate Sheet Prospectus Supplement Dated February 23, 2023
To The Prospectus Dated April 25, 2022 For

PERSPECTIVE II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is to provide the current annual add-on benefit charges (“referred to as the “charges”), and the Bonus percentages, Guaranteed Withdrawal Balance (“GWB”) Adjustment percentages, Guaranteed Annual Withdrawal Amount (“GAWA”) percentages, Deferral Credit percentages, and Roll-up percentages (collectively referred to as the “rates”) for the Four Year Withdrawal Charge Schedule, EarningsMax, AutoGuard, LifeGuard Freedom Net (Single) and (Joint), LifeGuard Freedom Flex (Single) and (Joint), LifeGuard Freedom Accelerator (Single) and (Joint), MarketGuard Stretch, Roll-up Guaranteed Minimum Death Benefit (“GMDB”), Highest Quarterly Anniversary Value GMDB, Combination Roll-up and Highest Quarterly Anniversary Value GMDB, LifeGuard Freedom Flex DB, and LifeGuard Freedom Accelerator DB add-on benefits, as applicable. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus. For complete information about the add-on benefits referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsections under the “CONTRACT CHARGES”, “ACCESS TO YOUR MONEY”, and “DEATH BENEFIT” sections in the prospectus.

The charges and rates below apply for applications signed on or after March 13, 2023.

It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you sign your application. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 business days prior to its effective date.

The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge
Four Year Withdrawal Charge Schedule	0.40%
EarningsMax	0.35%
AutoGuard	0.85%
LifeGuard Freedom Net (Single)	With Income Stream Max GAWA% Table: 1.30%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value: 1.45%
With Income Stream Value GAWA% Table: 0.85%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value: 1.00%
LifeGuard Freedom Net (Joint)	With Income Stream Max GAWA% Table: 1.60%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value: 1.75%
With Income Stream Value GAWA% Table: 1.15%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value: 1.30%
LifeGuard Freedom Accelerator (Single)	1.25%
LifeGuard Freedom Accelerator (Joint)	1.25%
MarketGuard Stretch	1.10%

Add-on Benefit Name	Current Annual Charge
Roll-up GMDB	0.90%
Highest Quarterly Anniversary Value GMDB	0.30%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.00%
LifeGuard Freedom Flex DB	With Income Stream Max GAWA% Table: 0.80%
With Income Stream Value GAWA% Table: 0.80%
LifeGuard Freedom Accelerator DB	0.70%

The current annual charges for the LifeGuard Freedom Flex (Single) and (Joint) add-on benefits are:

Add-on Benefit Name	Current Annual Charge
	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Flex (Single)	Bonus I and Annual Step-Up: 1.05%	Bonus I and Annual Step-Up: 0.60%
	Bonus I and Annual Step-Up to the Highest Quarterly Contract Value: 1.20%	Bonus I and Annual Step-Up to the Highest Quarterly Contract Value: 0.75%
	Bonus II and Annual Step-Up: 1.15%	Bonus II and Annual Step-Up: 0.70%
	Bonus II and Annual Step-Up to the Highest Quarterly Contract Value: 1.30%	Bonus II and Annual Step-Up to the Highest Quarterly Contract Value: 0.85%
	Bonus III and Annual Step-Up: 1.30%	Bonus III and Annual Step-Up: 0.85%
	Bonus III and Annual Step-Up to the Highest Quarterly Contract Value: 1.45%	Bonus III and Annual Step-Up to the Highest Quarterly Contract Value: 1.00%
LifeGuard Freedom Flex (Joint)	Bonus I and Annual Step-Up: 1.35%	Bonus I and Annual Step-Up: 0.90%
	Bonus I and Annual Step-Up to the Highest Quarterly Contract Value: 1.50%	Bonus I and Annual Step-Up to the Highest Quarterly Contract Value: 1.05%
	Bonus II and Annual Step-Up: 1.45%	Bonus II and Annual Step-Up: 1.00%
	Bonus II and Annual Step-Up to the Highest Quarterly Contract Value: 1.60%	Bonus II and Annual Step-Up to the Highest Quarterly Contract Value: 1.15%
	Bonus III and Annual Step-Up: 1.60%	Bonus III and Annual Step-Up: 1.15%
	Bonus III and Annual Step-Up to the Highest Quarterly Contract Value: 1.75%	Bonus III and Annual Step-Up to the Highest Quarterly Contract Value: 1.30%

The current Bonus percentage(s), GWB Adjustment percentage(s), and GAWA percentages for the LifeGuard Freedom Net (Single) and (Joint) and LifeGuard Freedom Flex (Single) and (Joint) add-on benefits are:

Add-on Benefit Name	GAWA Percentages			Bonus Percentage(s)	GWB Adjustment Percentage(s)
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Net (Single)	35 - 64	3.75%	3.25%	6%	105%
	65 - 74	5.00%	4.25%
	75 - 80	5.25%	4.75%
	81+	5.50%	5.25%
LifeGuard Freedom Net (Joint)	35 - 64	3.75%	3.25%	6%	105%
	65 - 74	5.00%	4.25%
	75 - 80	5.25%	4.75%
	81+	5.50%	5.25%

Add-on Benefit Name	GAWA Percentages			Bonus Percentage(s)		GWB Adjustment Percentage(s)
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Flex (Single)	35 - 64	3.75%	3.25%	Bonus I	5%	Bonus I	105%
	65 - 74	5.00%	4.25%
				Bonus II	6%	Bonus II	105%
	75 - 80	5.25%	4.75%
				Bonus III	7%	Bonus III	105%
	81+	5.50%	5.25%
LifeGuard Freedom Flex (Joint)	35 - 64	3.75%	3.25%	Bonus I	5%	Bonus I	105%
	65 - 74	5.00%	4.25%
				Bonus II	6%	Bonus II	105%
	75 - 80	5.25%	4.75%
				Bonus III	7%	Bonus III	105%
	81+	5.50%	5.25%

The current starting GAWA percentages and Deferral Credit percentages for the LifeGuard Freedom Accelerator (Single) and (Joint) add-on benefits are:

Add-on Benefit Name	Age on the Effective Date	Starting GAWA Percentage	Deferral Credit Percentage
LifeGuard Freedom Accelerator (Single)	45-49	3.50%	0.10%
	50-54	3.75%	0.10%
	55-59	3.75%	0.15%
	60-64	3.75%	0.15%
	65-69	5.00%	0.20%
	70-74	5.00%	0.25%
	75-80	5.25%	0.35%
LifeGuard Freedom Accelerator (Joint)	45-49	3.00%	0.10%
	50-54	3.25%	0.10%
	55-59	3.25%	0.15%
	60-64	3.25%	0.15%
	65-69	4.25%	0.20%
	70-74	4.25%	0.25%
	75-80	4.75%	0.35%

The current GAWA percentage for the AutoGuard add-on benefit is:

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

The current GAWA percentages for the MarketGuard Stretch add-on benefit are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

The current Roll-up percentages for the Roll-up GMDB and Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on benefits are:

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	5.00%	4.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	5.00%	4.00%

The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	1.75%[3]

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.

The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $1,692	HIGHEST ANNUAL COST: $5,010
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

In order for you to receive the charges and rates disclosed in this Supplement, your application must be signed on or after the date referenced above. We must receive your application in Good Order within 14 calendar days from the date you sign your application, and your initial Premium Payment must be received within 14 calendar days (60 calendar days for 1035 exchanges, direct transfers, or direct rollovers) from the date you sign your application. Once your Contract is issued with the add-on benefit, the rates disclosed in this Supplement will not change as long as you own the the add-on benefit, however the charges will be subject to any charge increase provisions outlined in your Contract.

Subject to the timing requirements stated above, if the charges or rates that we are currently offering on the day your Contract is issued are more beneficial to you than the charges or rates we were offering on the date you signed your application, you will receive the more beneficial set of charges or rates. For example, if the current annual charges we are currently offering on the day your Contract is issued are higher than the charges we were offering on the date you signed your application, your Contract will be issued with the charges that were in effect on the day you signed your application, subject to meeting the timing requirements stated above. Conversely, if the current annual charges we are currently offering on the day your Contract is issued are lower than the charges we were offering on the date you signed your application, you will receive the lower set of charges, subject to meeting the timing requirements above.

If the necessary paperwork and initial Premium Payment are not received within the timelines referenced above, you will receive the applicable charges and rates in effect as of the Contract's Issue Date.

If your application was signed prior to the application date shown above, please refer to your Contract for the charges and rates applicable to your add-on benefits, or contact our Customer Care Center.

All Rate Sheet Prospectus Supplements are available by contacting our Customer Care Center at 1-800-644-4565, and are also available at www.jackson.com/product-literature-4.html.

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To be used with JMV21451 04/22

JFV100774 03/23